LOANS TO THIRD PARTIES-SHORT TERM - Additional Information (Details) - 12 months ended Jun. 30, 2025 - Working fund to third party companies $ in Thousands, ¥ in Millions	CNY (¥)	USD ($)
ACCOUNTS RECEIVABLE, NET
Proceeds from collection of principal (as a percent)	1.10%	1.10%
Proceeds from collection	¥ 1.5	$ 210
Minimum
ACCOUNTS RECEIVABLE, NET
Interest rate (as a percent)	6.00%	6.00%
Maximum
ACCOUNTS RECEIVABLE, NET
Interest rate (as a percent)	15.60%	15.60%